Note 2 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended
	March 31,
	2015	2014
Convertible preferred stock	-	195,062,650
Warrants to purchase convertible preferred stock	-	16,680,324
Stock options to purchase common stock	2,905,783	363,413
Warrants to purchase common stock	2,411,071	-
Rights to common stock	566,038	-

	Year Ended December 31,
	2014	2013
Convertible preferred stock	-	195,062,650
Warrants to purchase convertible preferred stock	-	16,680,324
Stock options to purchase common stock	2,291,783	363,413
Warrants to purchase common stock	1,793,887	-
Rights to common stock	566,038	-